Disclosure of unused tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deferred tax assets	$ 70	$ 98
Non-capital losses in Canada [Member]
Statement [Line Items]
Deferred tax assets	4,834	12,706
Non-capital losses in Mexico [Member]
Statement [Line Items]
Deferred tax assets	10,225	27,589
Non-capital losses in Peru [Member]
Statement [Line Items]
Deferred tax assets	65,031	221
Capital losses in Canada [Member]
Statement [Line Items]
Deferred tax assets	$ 1,196	$ 996